SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Equity	$ 134,741	$ 122,642
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	88,386	86,804
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	19,355	17,194
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	23,695	19,753
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	10,197	9,162
Non-controlling interests | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Equity	28,064	33,345
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 7,075	$ 7,350